Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of movements for the warrants outstanding

	2025		2024
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants	exercise price	Warrants	exercise price
		$		$
Balance – Beginning of period	78,068,475	7.17	26,958,699	12.93
Issued – 2024 brokered private placement	—	—	31,946,366	4.17
Issued – 2024 non-brokered private placement	—	—	19,163,410	4.07
Issued – 2025 Financing Facility	5,625,031	4.43	—	—
Issued – 2025 Non-Brokered private placement	20,252,661	3.53	—	—
Issued – 2025 Brokered private placement	29,280,000	3.53	—	—
Warrants exercised	(850,000)	4.14	—	—
Balance – End of period	132,376,167	5.71	78,068,475	7.17

Schedule of outstanding warrants with maturity dates and exercise terms

Placement	Classification	Maturity	Number of Warrants	Exercise Price
2022 Brokered private placement	Equity	02-Mar-27	7,752,916		$14.75
2022 Non-brokered private placement	Liability	27-May-27	11,363,933	US$	10.70
2023 Bought deal financing	Equity	02-Mar-26	7,841,850		$8.55
2024 Non-brokered private placement	Liability	01-Oct-29	19,163,410	US$	3.00
2024 Brokered private placement	Liability	01-Oct-29	31,096,366	US$	3.00
2025 Financing facility	Equity	21-Jul-28	5,625,031		$4.43
2025 Non-Brokered private placement	Liability	15-Aug-27	20,252,661	US$	2.56
2025 Brokered private placement	Liability	15-Aug-27	29,280,000	US$	2.56

Schedule of Capital Management

	2025	2024
	($)	($)
Long-term debt	140,704	45,817
Total equity	682,689	570,629
Balance – End of period	823,393	616,446

2024 Brokered private placement
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	4.3%
Expected life	4.9 years
Exercise price (USD)	$3.00
Share price (USD)	$1.58
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

2024 Non-brokered private placement.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	3.7%
Expected life	5.0 years
Exercise price (USD)	$3.00
Share price (USD)	$2.13
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

Private placement August 2025
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

Dividend per share	0%
Expected volatility (i)	83.8%
Risk-free interest rate	3.8%
Expected life	1.67
Exercise price (USD)	2.56
Share price (USD)	2.58
Fair value per warrant (USD)	1.08
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.